Cash, cash equivalents, short-term investments and non-current financial assets (Tables)	6 Months Ended
Jun. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of cash, cash equivalents and financial assets

(in thousands of euro)	June 30, 2024	December 31, 2023

Cash and cash equivalents	69,990	70,605
Short-term investments	21,809	21,851
Cash, cash equivalents and short-term investments	91,799	92,456
Non-current financial assets	10,350	9,796
Cash, cash equivalents and financial assets	102,149	102,252

Disclosure of reconciliation of changes in short-term investments and non-current financial assets
Changes in short-term investments and non-current financial assets for the six months ended June 30, 2023 and 2024 are the following:

(in thousands of euro)	December 31, 2023	Additions (1)	Deductions (2)	Variance of fair value through the consolidated statement of income (loss)	Variation of accrued interests	Foreign currency effect	June 30, 2024
Short-term investments	21,851	—	(1,215)	438	212	524	21,810
Non-current financial assets	9,796	—	—	553	—	—	10,350
Total	31,647	—	(1,215)	991	212	524	32,160

(in thousands of euro)	December 31, 2022	Additions	Deductions	Variance of fair value through the consolidated statement of income (loss)	Variation of accrued interests	Foreign currency effect	June 30, 2023
Short-term investments	17,260	—	—	271	232	(288)	17,475
Non-current financial assets	35,119	—	—	772	(102)	—	35,790
Total	52,379	—	—	1,043	130	(288)	53,265
(1) The additions correspond to both acquisitions and reclassifications of financial assets according to their maturity at the closing date.
(2) The deductions correspond to both disposals and reclassifications of financial assets according to their maturity at the closing date.